Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 22,340	£ 21,346
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	397,926	345,711
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	16,463	15,549
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	5,877	5,797
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,888	1,584
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 396,038	£ 344,127